Russell U.S. Value Fund: Classes C, E, I, and S

RUSSELL INVESTMENT COMPANY

Supplement dated June 29, 2012 to

PROSPECTUS DATED February 29, 2012

As supplemented through June 12, 2012

I.  RUSSELL U.S. VALUE FUND RISK/RETURN SUMMARY: Effective August 15, 2012, the following replaces the “Annual Fund Operating Expenses” table and the “Example” table in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Russell U.S. Value Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Class C Shares	Class E Shares	Class I Shares	Class S Shares
Advisory Fee	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	0.75%	0.00%	0.00%	0.00%
Other Expenses	0.87%	0.87%	0.54%	0.62%
Total Annual Fund Operating Expenses	2.32%	1.57%	1.24%	1.32%

#	“Total Annual Fund Operating Expenses” have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended April 30, 2012. RIMCo has non-contractually agreed to waive 0.10% of its 0.70% advisory fee. This waiver may be terminated by RIMCo without Board approval at any time. However, RIMCo does not expect to terminate this waiver prior to the reorganization of the Fund into the Russell U.S. Defensive Equity Fund. As this waiver is non-contractual, it is not reflected in the Annual Fund Operating Expenses table above.

The Fund is used as an investment in asset allocation programs sponsored by certain financial intermediaries. On or around August 7, 2012, the Fund was discontinued as an investment in such asset allocation programs. This discontinuation resulted in a decrease in the assets under management in the Fund. As a result, “Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated higher to reflect the impact of lower assets under management for the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Class C Shares	Class E Shares	Class I Shares	Class S Shares
1 Year	$235	$160	$126	$135
3 Years	$724	$496	$393	$420
5 Years	$1,240	$856	$680	$726
10 Years	$2,655	$1,869	$1,499	$1,596

36-08-434

Russell U.S. Value Fund: Classes C, E, I, and S

RUSSELL INVESTMENT COMPANY

Supplement dated June 29, 2012 to

RUSSELL U.S. VALUE FUND SUMMARY PROSPECTUS

DATED February 29, 2012

As supplemented through June 12, 2012

I.  REVISED OPERATING EXPENSES AND EXAMPLE: Effective August 15, 2012, the following replaces the “Annual Fund Operating Expenses” table and the “Example” table in the section entitled “Fees and Expenses of the Fund” in the Summary Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Class C Shares	Class E Shares	Class I Shares	Class S Shares
Advisory Fee	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	0.75%	0.00%	0.00%	0.00%
Other Expenses	0.87%	0.87%	0.54%	0.62%
Total Annual Fund Operating Expenses	2.32%	1.57%	1.24%	1.32%

#	“Total Annual Fund Operating Expenses” have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended April 30, 2012. RIMCo has non-contractually agreed to waive 0.10% of its 0.70% advisory fee. This waiver may be terminated by RIMCo without Board approval at any time. However, RIMCo does not expect to terminate this waiver prior to the reorganization of the Fund into the Russell U.S. Defensive Equity Fund. As this waiver is non-contractual, it is not reflected in the Annual Fund Operating Expenses table above.

The Fund is used as an investment in asset allocation programs sponsored by certain financial intermediaries. On or around August 7, 2012, the Fund was discontinued as an investment in such asset allocation programs. This discontinuation resulted in a decrease in the assets under management in the Fund. As a result, “Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated higher to reflect the impact of lower assets under management for the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Class C Shares	Class E Shares	Class I Shares	Class S Shares
1 Year	$235	$160	$126	$135
3 Years	$724	$496	$393	$420
5 Years	$1,240	$856	$680	$726
10 Years	$2,655	$1,869	$1,499	$1,596

36-08-435